Shareholders' Equity	12 Months Ended
Mar. 31, 2026
Shareholders’ Equity [Abstract]
Shareholders’ Equity

13. Shareholders’ Equity

Ordinary shares

Unless otherwise stated, all ordinary shares, Class A ordinary shares and per-share amounts disclosed in these consolidated financial statements have been retroactively adjusted to reflect the 200-for-1 reverse share split of the Company’s Class A ordinary shares effected on March 6, 2026, where applicable. Class B ordinary shares are not subject to the reverse share split.

The Company was incorporated in the Cayman Islands on August 11, 2022. Prior to the Company’s initial public offering, the Company completed certain share subdivisions, share allotments and recapitalization transactions. The effects of these transactions had already been reflected retrospectively in the Company’s previously issued financial statements. Following the 200-for-1 reverse share split of the Company’s Class A ordinary shares effected on March 6, 2026, all historical Class A ordinary share amounts and per-share information, including amounts arising from the pre-IPO recapitalization and share allotment transactions, have been retrospectively adjusted to reflect the reverse share split, where applicable.

On December 1, 2023, the Company completed its initial public offering on Nasdaq under the ticker symbol “GSIW”. The Company issued 12,500 ordinary shares at an adjusted public offering price of $800 per share. The Company also granted the underwriter a 45-day option to purchase up to an additional 1,875 ordinary shares at the adjusted public offering price of $800 per share, less underwriting discounts, to cover over-allotments. On December 4, 2023, the underwriter exercised the over-allotment option in full. On December 5, 2023, the Company closed its initial public offering and the exercise of the over-allotment option, and received net proceeds of $10,133,680, after deducting underwriting discounts and offering expenses of $1,366,320 from the gross proceeds of $11,500,000. IPO costs previously capitalized and additional IPO costs incurred during the year ended March 31, 2024 were charged to additional paid-in capital upon completion of the initial public offering.

On April 7, 2025, the Company entered into securities purchase agreements with certain investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 24,032 ordinary shares, par value $0.02 per share, at a purchase price of $62 per share. The offering closed on April 8, 2025, and the Company received net proceeds approximately to $1,490,000, with no offering expenses incurred.

On April 7, 2025, the Company also entered into securities purchase agreements with certain investors, pursuant to which the Company agreed to issue and sell, in a separate registered direct offering, 15,968 ordinary shares, par value $0.02 per share, at a purchase price of $62 per share. The offering closed on April 9, 2025, and the Company received net proceeds approximately to $990,000, with no offering expenses incurred.

On June 2, 2025, the Company’s board of directors approved an equity incentive plan, authorizing the issuance of ordinary shares to five consultants as share based compensation. A total of 29,500 ordinary shares, par value of $0.02 per share, were reserved for issuance pursuant to awards and options granted to consultants of the Company and its affiliates in exchange for business review and development services amounting to $4,436,800 over a 12-month service period. On June 16, 2025, the Company issued and granted 29,500 ordinary shares to these consultants.

On June 16, 2025, the Company entered into securities purchase agreements with certain investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 30,500 ordinary shares, par value $0.02 per share, at a purchase price of $120 per share. The offering closed on June 17, 2025, and the Company received net proceeds of $3,620,000, after deducting offering expenses of $40,000 from the gross proceeds of $3,660,000.

On July 24, 2025, the Company entered into a securities purchase agreement with certain investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 177,769 ordinary shares and 14,263 pre-funded warrants to purchase ordinary shares. The offering price was $22 per ordinary share. The offering closed on July 25, 2025, and the pre-funded warrants were exercised on the same date. The Company received net proceeds of $3,711,722, after deducting offering expenses of $512,976 from the gross proceeds of $4,224,698.

On September 12, 2025, the Company entered into securities purchase agreements with certain investors, pursuant to which the Company agreed to issue and sell, in a registered direct offering, 720,588 ordinary shares, par value $0.02 per share, at a purchase price of $6.80 per share. The offering closed on September 15, 2025, and the Company received net proceeds of $4,870,000, after deducting offering expenses of $30,000 from the gross proceeds of $4,900,000.

On September 18, 2025, the Company held an extraordinary general meeting of shareholders, at which the shareholders approved the redesignation and reclassification of the Company’s authorized share capital into Class A ordinary shares and Class B ordinary shares. After giving effect to the 200-for-1 reverse share split effected on March 6, 2026, the Company’s authorized share capital comprised 2,453,750 Class A ordinary shares, par value $0.02 per share, and 9,250,000 Class B ordinary shares, par value $0.0001 each.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting and conversion rights. Each Class A ordinary share entitles the holder to one vote on all matters subject to vote at the Company’s general meetings. Each Class B ordinary share entitles the holder to one hundred votes on all matters subject to vote at the Company’s general meetings. Each Class B ordinary share is convertible into one Class A ordinary share at the option of the holder at any time and without the payment of any additional sum. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

On November 3, 2025, the Company entered into share purchase agreements with certain independent parties to acquire 100% of the equity interests in MFBVI, as disclosed in Note 4. The acquisition was completed on November 18, 2025. As part of the aggregate consideration for the acquisition, the Company issued 178,125 Class A ordinary shares with an aggregate fair value of $5,700,000, based on an adjusted share price of $32 per share.

On January 12, 2026, the Company entered into securities purchase agreement with certain independent investors, pursuant to which the Company agreed to issue and sell, in a private placement offering, 239,808 Class A ordinary shares, par value $0.02 per share, at a purchase price of $25.02 per share, for general corporate purposes. The investors agreed to a 60-day lock-up restriction with the Company. The private placement offering closed on February 5, 2026, and the Company received net proceeds of $5,960,000, after deducting offering expenses of $40,000 from gross proceeds of $6,000,000.

On March 6, 2026, the Company effected a 200-for-1 reverse share split of its Class A ordinary shares, resulting in the consolidation of every two hundred issued and outstanding Class A ordinary shares into one Class A ordinary share. Each 200 issued Class A ordinary shares with a par value of $0.0001 per share were converted into one Class A ordinary share with a par value of $0.02 per share. The reverse share split did not affect the authorized number or par value of the Company’s Class B ordinary shares.

In connection with the reverse share split, no fractional shares were issued. The Company’s transfer agent was instructed to aggregate fractional Class A ordinary shares and arrange for their disposal in accordance with the applicable arrangements. On March 10, 2026, 29 fractional shares were eliminated.

As of the date these consolidated financial statements, 1,462,399 Class A ordinary shares, par value of $0.02 per share, and 9,250,000 Class B ordinary shares, par value $0.0001 per share, were issued and outstanding.